Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows (in thousands):

	As of December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$43,973	$42,181
Tax credits	4,535	3,808
California capitalized research and development	343	290
Depreciation	—	153
Others, net	602	318
Total deferred tax assets	49,453	46,750
Valuation allowance	(49,403)	(46,749)
Deferred tax asset, net of valuation allowance	50	1
Deferred tax liabilities:
Others, net	—	(1)
Fixed assets	(50)	—
Total deferred tax liabilities	(50)	(1)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation between federal statutory tax rate and the effective tax rate is shown in the following table:

	Year Ended December 31,
	2019	2018
Federal statutory income tax rate	21.00%	21.00%
Research and development credit	4.76%	1.61%
Nondeductible expenses	(3.18)%	(1.81)%
Loss in joint venture	(7.44)%	(1.99)%
Foreign income tax rate difference	2.99%	(1.04)%
Others, net	(0.78)%	0.02%
Valuation allowance	(17.35)%	(17.79)%
Effective tax rate	—%	—%